UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22507

Leeward Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Ultra Short Prime Fund

Schedule of Investments
(Unaudited)

As of September 30, 2017
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CERTIFICATES OF DEPOSIT - 8.56%
Bank of Nova Scotia	$300,000	1.560%	11/6/2017	$300,170
Landesbank Hessen	500,000	1.160%	10/4/2017	499,999
Royal Bank of Canada	350,000	1.310%	10/19/2017	350,019
Svenska Handelsbanken	600,000	1.175%	10/2/2017	599,999
Westpac Banking Corp.	250,000	1.360%	10/3/2017	250,004
Westpac Banking Corp.	375,000	1.490%	2/23/2018	375,235
Westpac Banking Corp.	250,000	1.520%	1/12/2018	250,183

Total Certificates of Deposit (Cost $2,625,447)				2,625,609

COMMERCIAL PAPER - 39.58%
Abbey National Treasury Service	421,000	0.000%	10/2/2017	420,959
American Honda Finance Corp.	260,000	0.000%	10/5/2017	259,952
American Honda Finance Corp.	350,000	0.000%	11/27/2017	349,335
Bank of Tokyo-Mitsubishi	250,000	0.000%	11/10/2017	249,640
Bank of Tokyo-Mitsubishi	350,000	0.000%	1/4/2018	348,734
BNP Paribas	250,000	0.000%	10/4/2017	249,960
Cooperatieve Rabobank U.A.	300,000	0.000%	12/22/2017	299,108
Cooperatieve Rabobank U.A.	325,000	0.000%	12/27/2017	323,972
DBS Bank Limited	500,000	0.000%	10/3/2017	499,932
European Investment Bank	600,000	0.000%	10/4/2017	599,899
GE Capital Treasury LLC	125,000	0.000%	12/18/2017	124,660
GE Capital Treasury LLC	450,000	0.000%	10/4/2017	449,932
JP Morgan Securities LLC	270,000	0.000%	12/22/2017	269,192
JP Morgan Securities LLC	240,000	0.000%	1/23/2018	238,969
JPMorgan Securities LLC	200,000	0.000%	2/1/2018	199,060
Kells Funding, Ltd.	875,000	0.000%	10/6/2017	874,799
Metlife Short-Term Funding Corp.	625,000	0.000%	12/4/2017	623,634
N.V. Bank Nederlandse Gemeenten	500,000	0.000%	10/12/2017	499,780
NRW Bank	500,000	0.000%	11/29/2017	498,912
Paccar Financial Corp.	600,000	0.000%	10/24/2017	599,501
Pfizer, Inc.	850,000	0.000%	11/13/2017	848,810
Pricoa Short-Term Funding, Inc.	600,000	0.000%	3/5/2018	596,253
QUALCOMM, Inc.	600,000	0.000%	12/5/2017	598,661
Simon Property Group L.P.	600,000	0.000%	12/12/2017	598,472
The Coca-Cola Company	500,000	0.000%	12/13/2017	498,792
Toronto Dominion Holdings USA, Inc.	250,000	0.000%	10/5/2017	249,952
Toyota Motor Credit Corp.	275,000	0.000%	1/19/2018	273,858
Toyota Motor Credit Corp.	500,000	0.000%	5/1/2018	495,574

Total Commerical Paper (Cost $12,140,307)				12,140,302

				(Continued)

Ultra Short Prime Fund

Schedule of Investments - Continued
(Unaudited)

As of September 30, 2017
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 36.19%
Air Products & Chemicals, Inc.	$460,000	1.200%	10/15/2017	$459,949
Berkshire Hathaway, Inc.	850,000	1.550%	2/9/2018	850,256
Chevron Corp.	875,000	1.345%	11/15/2017	875,091
HSBC USA, Inc.	700,000	1.500%	11/13/2017	700,179
Intel Corp.	700,000	1.350%	12/15/2017	700,085
Inter-American Development Bank	750,000	0.875%	3/15/2018	748,855
International Finance Corp.	600,000	2.125%	11/17/2017	600,643
John Deere Capital Corp.	350,000	1.350%	1/16/2018	349,945
John Deere Capital Corp.	350,000	1.550%	12/15/2017	350,153
Lloyds Bank PLC	250,000	1.357%	10/25/2017	250,008
Oracle Corp.	700,000	1.200%	10/15/2017	699,918
PNC Bank N.A.	700,000	1.500%	2/23/2018	700,198
Praxair, Inc.	100,000	1.050%	11/7/2017	99,950
The Bank of New York Mellon Corp.	375,000	1.350%	3/6/2018	374,936
The Bank of New York Mellon Corp.	330,000	1.300%	1/25/2018	329,888
The Charles Schwab Corp.	500,000	1.500%	3/10/2018	499,942
The Chubb Corp.	215,000	5.750%	5/15/2018	220,344
United Parcel Service, Inc.	575,000	1.125%	10/1/2017	575,000
UnitedHealth Group, Inc.	710,000	1.400%	10/15/2017	709,957
US Bank N.A.	288,000	1.450%	12/29/2017	288,096
Visa, Inc.	717,000	1.200%	12/14/2017	717,223

Total Corporate Bonds (Cost $11,101,031)				11,100,616

MORTGAGE-BACKED SECURITY - 0.20%
John Deere Owner Trust 2017	62,169	0.880%	3/15/2018	62,161

Total Mortgage-Backed Security (Cost $62,169)				62,161

FEDERAL AGENCY OBLIGATIONS - 13.77%
Federal Home Loan Bank Discount Notes	1,700,000	0.000%	10/16/2017	1,699,346
Federal Home Loan Bank Discount Notes	1,000,000	0.000%	10/11/2017	999,752
Federal Home Loan Bank Discount Notes	1,525,000	0.000%	10/4/2017	1,524,916

Total Federal Agency Obligations (Cost $4,223,763)				4,224,014

SUPRANATIONAL AGENCY OBLIGATIONS - 1.35%
International Bank for Reconstruction
& Development	163,000.000	1.375%	4/10/2018	162,751
International Bank for Reconstruction
& Development	250,000.000	1.000%	11/15/2017	249,922

Total Supranational Agency Obligations (Cost $413,077)				412,673

SHORT-TERM INVESTMENT - 0.00%			Shares
§	BlackRock Liquidity Funds T-Fund Portfolio, 0.91%		95	95

Total Short-Term Investment (Cost $95)				95
				(Continued)

Ultra Short Prime Fund

Schedule of Investments - Continued
(Unaudited)

As of September 30, 2017
			Value (Note 1)

Total Value of Investments (Cost $30,565,889) - 99.65%			$30,565,470

Other Assets Less Liabilities - 0.35%			108,473

Net Assets - 100%			$30,673,943

§	Represents 7 day effective yield on September 30, 2017

The following acronyms or abbreviations are used in this portfolio:
LLC - Limited Liability Company
PLC - Public Limited Company

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized  appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$1,795
Aggregate gross unrealized depreciation			(2,214)

Net unrealized depreciation			$(419)

Summary of Investments	% of Net
by Sector	Assets	Value
Certificates of Deposit	8.56%	$2,625,609
Commercial Paper	39.58%	12,140,302
Corporate Bonds	36.19%	11,100,616
Mortgage-Backed Security	0.20%	62,161
Federal Agency Obligations	13.77%	4,224,014
Supranational Agency Obligations	1.35%	412,673
Short-Term Investment	0.00%	95
Other Assets Less Liabilities	0.35%	108,473
Total	100.00%	$30,673,943

			(Continued)

Ultra Short Prime Fund

Schedule of Investments - Continued
(Unaudited)

As of September 30, 2017

Note 1 - Investment Valuation

The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Certificates of Deposit	$2,625,609	$-	$2,625,609	$-
Commercial Paper	12,140,302	-	12,140,302	-
Corporate Bonds	11,100,616	-	11,100,616	-
Mortgage-Backed Security	62,161	-	62,161	-
Federal Agency Obligations	4,224,014	-	4,224,014	-
Supranational Agency Obligations	412,673	-	412,673	-
Short-Term Investment	95	95	-	-
Total Assets	$30,565,470	$95	$30,565,375	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Leeward Investment Trust
By: (Signature and Title)	/s/ Katherine M. Honey
Date: November 29, 2017	Katherine M. Honey President and Principal Executive Officer Leeward Investment Trust

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: November 29, 2017	Katherine M. Honey President and Principal Executive Officer Leeward Investment Trust

By: (Signature and Title)	/s/ Ashley E. Harris
Date: November 29, 2017	Ashley E. Harris Treasurer and Principal Financial Officer Leeward Investment Trust